Other Borrowings Schedule of Other Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Borrowings
FHLB advances, including unamortized premium of $1,199 and $2,487, respectively		$ 1,237,485	$ 866,655
Securities sold under agreements to repurchase, including unamortized premium of $394 and $714, respectively		20,394	20,714
Notes payable			20
Other borrowings	$ 2,503,636	$ 1,257,879	$ 887,389